VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Restricted cash and short-term deposits (note 15)	$ 150,165	$ 150,165	$ 163,181
Liabilities
Long-term debt	(1,358,219)	(1,358,219)	(1,367,937)
Total liabilities	(2,770,378)	(2,770,378)	(2,683,582)
Statement of operations
Interest expense		55,163	69,354	$ 103,124
Statement of cash flows
Net debt repayments		(557,255)	(934,534)	(552,195)
Net debt receipts		580,268	729,707	524,278
Financing costs paid		(17,000)	(14,577)	(24,464)
Variable interest entity, primary beneficiary
Assets
Restricted cash and short-term deposits (note 15)	59,230	59,230	36,875
Liabilities
Short-term interest bearing debt	(708,238)	(708,238)	(865,982)
Long-term debt	(465,006)	(465,006)	(625,119)
Total liabilities	(1,173,244)	(1,173,244)	(1,491,101)
Statement of operations
Interest expense		22,670	34,733	69,373
Statement of cash flows
Net debt repayments		(331,929)	(550,663)	(410,737)
Net debt receipts		13,250	459,707	144,278
Financing costs paid		(1,568)	$ (3,931)	$ 0
ICBCL | Variable interest entity, primary beneficiary | Golar Glacier
Assets
Restricted cash and short-term deposits (note 15)	4,340	4,340
Liabilities
Short-term interest bearing debt	(82,752)	(82,752)
Long-term debt	0	0
Total liabilities	(82,752)	(82,752)
ICBCL | Variable interest entity, primary beneficiary | Golar Kelvin
Assets
Restricted cash and short-term deposits (note 15)	5,068	5,068
Liabilities
Short-term interest bearing debt	(99,463)	(99,463)
Long-term debt	0	0
Total liabilities	(99,463)	(99,463)
ICBCL | Variable interest entity, primary beneficiary | Golar Snow
Assets
Restricted cash and short-term deposits (note 15)	4,410	4,410
Liabilities
Short-term interest bearing debt	(81,906)	(81,906)
Long-term debt	0	0
Total liabilities	(81,906)	(81,906)
ICBCL | Variable interest entity, primary beneficiary | Golar Ice
Assets
Restricted cash and short-term deposits (note 15)	6,689	6,689
Liabilities
Short-term interest bearing debt	(54,872)	(54,872)
Long-term debt	0	0
Total liabilities	(54,872)	(54,872)
CCBFL | Variable interest entity, primary beneficiary | Golar Seal
Assets
Restricted cash and short-term deposits (note 15)	3,432	3,432
Liabilities
Short-term interest bearing debt	0	0
Long-term debt	(78,540)	(78,540)
Total liabilities	(78,540)	(78,540)
COSCO | Variable interest entity, primary beneficiary | Golar Crystal
Assets
Restricted cash and short-term deposits (note 15)	4,612	4,612
Liabilities
Short-term interest bearing debt	(8,691)	(8,691)
Long-term debt	(66,109)	(66,109)
Total liabilities	(74,800)	(74,800)
CSSC | Variable interest entity, primary beneficiary | Hilli
Assets
Restricted cash and short-term deposits (note 15)	16,523	16,523
Liabilities
Short-term interest bearing debt	(380,554)	(380,554)
Long-term debt	(216,313)	(216,313)
Total liabilities	(596,867)	(596,867)
AVIC | Variable interest entity, primary beneficiary | Golar Bear
Assets
Restricted cash and short-term deposits (note 15)	14,156	14,156
Liabilities
Short-term interest bearing debt	0	0
Long-term debt	(104,044)	(104,044)
Total liabilities	(104,044)	$ (104,044)
CMBL Lessor Agreement [Member] | Variable interest entity, primary beneficiary
Statement of cash flows
Leaseback arrangement with CMBL	$ 103,300